IMPAIRMENT OF NON-CURRENT ASSET (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / Ounce	Dec. 31, 2022 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss | $	$ (125,200)	$ 2,651
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimate fair value of mineral resources per ounce	149
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Estimate fair value of mineral resources per ounce	248
Jerritt Canyon [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Value of trading multiples of mineral resources per ounce	165